Organization And Description Of Business (Narrative) (Details)	1 Months Ended
	Aug. 31, 2012	Dec. 31, 2012 Osage Pipeline Co [Member]	Dec. 31, 2012 BridgeTex [Member]	Dec. 31, 2012 Double Eagle Pipeline Llc [Member] mi	Dec. 31, 2012 Texas Frontera Llc [Member]	Dec. 31, 2012 Refined Products [Member] mi state Terminal	Dec. 31, 2012 Crude Oil Pipeline and Terminals [Member] bbl mi	Dec. 31, 2012 Crude Oil Pipeline and Terminals [Member] Osage Pipeline Co [Member] mi	Dec. 31, 2012 Crude Oil Pipeline and Terminals [Member] BridgeTex [Member] mi	Dec. 31, 2012 Crude Oil Pipeline and Terminals [Member] Double Eagle Pipeline Llc [Member] mi	Dec. 31, 2012 Marine Storage [Member] bbl storage_facility state	Dec. 31, 2012 Marine Storage [Member] Texas Frontera Llc [Member] bbl
Organization and Description of Business [Line Items]
Length Of Pipeline						8,800
Number of Terminals Providing Distribution and Storage, Petroleum Pipeline System						49
Number of States in which Entities Petroleum Pipeline Covers						14
Number of Inland Terminals						27
Length of Ammonia Pipeline System						1,100
Length of Longhorn Crude Oil Pipeline							450
East Houston Barrels of Crude Storage							2,000,000
Corpus Christi Barrels of Condensate Storage							1,000,000
Total Cushing Crude Oil Storage Capacity							10,000,000
Equity Method Investment, Ownership Percentage		50.00%	50.00%	50.00%	50.00%			50.00%	50.00%	50.00%		50.00%
Length of Osage Pipeline								135
Construction Of Pipeline, Length				140					450	140
Length Of Petroleum Products Pipeline Connection										50
Number of States in which EntitiesPetroleum Terminals Covers											4
Number of Storage Facilities											5
Marine Storage Usable Capacity											25,000,000	800,000
Stockholders' Equity Note, Stock Split, Conversion Ratio1	2